ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net	Table 1
Movement of allowance for doubtful accounts	Table 2